Accounts Payable and Accrued Liabilities (Detail) In Thousands, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Accounts Payable and Accrued Liabilities [Line Items]
Accrued payroll and welfare	$ 41,512	261,273	150,160
Accrued operating expenses	86,937	547,176	297,248
Tax payable	71,886	452,441	295,432
Distributors' and customers' deposits	9,785	61,589	14,953
Purchase of fixed assets	43,968	276,731	277,669
Traffic acquisition costs	33,204	208,980	133,864
Bandwidth costs	12,244	77,061	34,488
Professional expenses	6,324	39,803	25,937
Deposits on online payment platform	5,889	37,067	38,278
Payable for business acquisitions	69,828	439,488	1,000
Others	22,853	143,836	48,742
Accounts payable and accrued liabilities	$ 404,430	2,545,445	1,317,771